UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 57.61%

Consumer Discretionary - 3.59%
12,000	American Eagle Outfitters, Inc.	$ 133,440
6,000	Coach, Inc. *	123,600
20,000	Jamba, Inc. *	11,600
18,000	Starbucks Corp. *	236,340
		504,980
Consumer Staples - 2.75%
6,000	Procter & Gamble Co.	387,240

Energy - 4.59%
10,000	Chesapeake Energy Corp.	219,700
6,000	Denbury Resources, Inc. *	76,260
3,000	Ensco International, Inc.	114,030
2,000	Occidental Pete Corp.	111,080
5,000	Petro-Canada (Canada)	124,800
		645,870
Financials - 9.44%
937	Alleghany Corp. *	264,234
5,000	American Express Co.	137,500
3	Berkshire Hathaway, Inc. Class A *	346,470
10,000	Discover Financial Services	122,500
15,000	Financial Select Sector SPDR	232,950
20,000	National Bank of Greece ADR (Greece) *	87,400
4,000	Stancorp Financial Group, Inc.	136,320
		1,327,374
Healthcare - 7.67%
8,000	Medtronic, Inc.	322,640
10,000	Pfizer, Inc.	177,100
12,000	Unitedhealth Group, Inc.	284,760
11,500	Walgreen Co.	292,790
		1,077,290
Industrial - 11.34%
5,000	3M Co.	321,500
4,000	ABB Ltd.	52,600
4,000	Chicago Bridge & Iron Co. NV	49,560
10,000	Cintas Corp.	237,000
9,000	Emerson Electric Co.	294,570
7,000	Expeditors International of Washington, Inc.	228,550
12,000	General Electric Co.	234,120
15,000	UTI Worldwide, Inc.	176,400
		1,594,300
Information Technology - 15.84%
12,000	Accenture Ltd. Class A	396,600
14,000	Analog Devices, Inc.	299,040
8,000	Cisco Systems, Inc. *	142,160
13,000	Cognizant Technology Solutions Corp. *	249,600
5,000	Infosys Technologies Ltd. (India)	146,600
14,000	Microsoft Corp.	312,620
14,000	Paychex, Inc.	399,560
8,000	Satyam Computer Services Ltd. ADR (India)	125,840
20,000	Wipro Ltd. (India)	154,800
		2,226,820
Materials - 0.92%
1,000	Freeport McMoran Copper & Gold, Inc.	29,060
4,000	Reliance Steel & Aluminum Co.	100,160
		129,220
Telecommunications Services - 1.47%
12,000	SK Telecom Co. Ltd. ADR (South Korea) *	206,520

TOTAL FOR COMMON STOCKS (Cost $11,341,677) - 57.61%		8,099,614

EXCHANGE TRADED FUNDS - 8.01%
5,000	Diamonds Trust, Series 1	467,500
10,000	Ishares Dow Jones US Pharmaceuticals	426,500
5,000	Ultra S&P 500 Proshares	160,200
1,000	SPDR Gold Trust	71,340

TOTAL FOR EXCHAGE TRADE FUNDS (Cost $1,369,253) - 8.01%		1,125,540

SHORT TERM INVESTMENTS - 26.37%
3,706,582	Fidelity Money Market Portfolio Class Select 2.29%** (Cost $3,706,582)	3,706,582

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,706,582)		3,706,582

TOTAL INVESTMENTS (Cost $16,417,512) - 91.99%		12,931,736

OTHER ASSETS LESS LIABILITIES - 8.01%		1,125,686

NET ASSETS - 100.00%		$ 14,057,422

ADR - American Depository Receipt
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2008.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Notes to Financial Statements
October 31, 2008 (Unaudited)

1. SECURITY TRANSACTIONS
At October 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,417,512 amounted to $3,485,776, which consisted of aggregate gross unrealized appreciation of
$58,763 and aggregate gross unrealized depreciation of $3,544,539.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of October 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 12,931,736	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 12,931,736	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

CLOSED END MUTUAL FUNDS - 11.19%
10,000	Advantage Energy Income Fund (Canada)	$ 61,500
13,000	Advent Claymore Convert Securities & Inc. Fund	170,430
10,000	Alliance Bernstein Global	84,100
38,000	Alliance Bernstein Income Fund	249,660
5,000	Cohen & Steers Premium, Inc. Realty Fund	30,000
5,000	Cohen & Steers REIT & Preferred, Inc. Fund	40,950
13,000	Hyperion Brookfield Total Return Fund	65,650
10,000	Nicholas Applegate Convertible	50,900
10,000	Nuveen Equity Premium Advantage Fund	114,200
8,000	Nuveen Muni Advantage Fund	91,280
10,000	Templeton Emerging Markets Income	90,300
15,000	Western Asset Emerging Markets Income II Fund, Inc.	117,300
10,000	Western Asset Emerging Markets Debt Fund, Inc.	112,800

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $2,216,332 ) - 11.19%		1,279,070

EQUITY SECURITIES - 4.84%
5,000	Danaos Corp.	41,950
5,000	Merck & Co., Inc.	154,750
10,000	Pfizer, Inc.	177,100
10,000	Penn West Energy Trust (Canada)	178,600
45,000	Sea Containers Ltd. (Bermuda) *	315

TOTAL FOR EQUITY SECURITIES (Cost $788,657) - 4.84%		552,715

EXCHANGE TRADED FUNDS - 1.75%
8,300	Financial Select Sector SPDR	128,899
1,000	SPDR Gold Trust *	71,340

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $226,638) - 1.75%		200,239

PREFERRED SECURITIES - 42.92%
9,900	Allmerica Financial (Corts) 7.75%	148,500
16,000	Alpine Total Dynamic	130,400
4,800	AON Capital Trust A (Corts) 7.75%	83,184
9,800	Arch Cap Ltd Preferred 8.00%	187,670
7,300	BioMed Realty Trust 7.375%	103,295
20,000	BlackRock Dividend Achievers Trust	180,800
10,000	BlackRock Global Energy	179,900
18,000	BlackRock Global Equity	163,800
25,000	BlackRock Income Trust	137,250
7,000	BlackRock Real Asset Equity	54,180
16,000	BlackRock World Investment Trust	147,520
5,812	Bristol-Meyers Squibb (Corts) 6.80%	127,283
10,000	Clough Global Opportunity Fund	102,700
2,300	Dpl Inc. 7.875%	46,115
4,700	Dpl, Inc.7.875%	103,400
10,000	DWS Dreman Value Income Edge Fund, Inc.	58,000
25,000	DWS Multi-Market Income Trust	148,500
10,000	Eaton Vance Tax Advantaged Dividend Income Fund	129,400
10,000	Eaton Vance Tax Advantaged Global Dividend Incom Fund	123,000
13,500	Eaton Vance Tax Managed Buy-Write Opportunity Fund	151,470
20,000	Eaton Vance Tax Managed Global Opportunity Fund	210,600
18,000	Eaton Vance Tax-Mana	214,200
3,400	Felcor Lodging Trust, Inc. 8.0%	23,120
5,500	Ford Motor Co (Cbtcs) 7.55%	28,325
2,100	Ford Motor Co 8.125%	11,550
12,000	Gabelli Dividend & Income Trust	136,200
3,100	Hertz Corp. 7.00%	34,100
500	Hilton Hotels Corp 8.00%	3,550
12,300	Hospitality Property Trust 7.00%	133,947
6,200	JC Penney (Corts) 7.625%	96,038
35,000	Liberty All-Star Equity Fund	135,100
6,000	LMG Pplus 6.70%	60,420
30,000	MFS Charter Income Trust	214,200
5,000	Morgan ST III 6.25%	74,650
5,000	Odyssey Re Holders Float US Lib + 325	70,000
27,000	Putman Income Premier Income Trust	129,600
15,000	Royce Value Fund	144,900
4,606	S&P 500 Geared Fund, Inc.	43,941
16,600	Saturns Tribune Co. 7.00%	59,760
2,000	Source Capital, Inc.	70,900
6,190	SunAmerica (Corts) 6.70%	51,068
9,400	Telephone & Data 7.60% 12/01/41	142,410
8,000	Unum Provident (Pplus) 7.40%	166,000
9,400	US Cellular 7.50% 6/15/34	143,538

TOTAL FOR PREFERRED SECURITIES (Cost $8,202,747) - 16.61%		4,904,484

SHORT TERM INVESTMENTS - 33.26%
3,800,550	Fidelity Money Market Portfolio Class Select 2.29%** (Cost $3,800,550)	$ 3,800,550

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,800,550)		3,800,550

TOTAL INVESTMENTS (Cost $15,234,924) - 99.79%		10,737,058

OTHER ASSETS LESS LIABILITIES - 6.04%		690,602

NET ASSETS - 100.00%		$ 11,427,660

* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2008.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Notes to Financial Statements
October 31, 2008 (Unaudited)

1. SECURITY TRANSACTIONS
At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,234,924 amounted to $4,497,866, which consisted of aggregate gross unrealized appreciation of
$0 and aggregate gross unrealized depreciation of $4,497,866.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of October 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 10,536,819	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 10,536,819	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date December 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date December 31, 2008